B5 Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories, alternative [abstract]
Summary of Inventories

Inventories
	2022	2021
Raw materials, components, consumables and manufacturing work in progress	16,873	11,584
Finished products	14,376	11,207
Contract work in progress	14,597	12,373
Inventories, net	45,846	35,164

Movements in Obsolescence Allowances

Movements in obsolescence allowances
	2022	2021
Opening balance	3,676	3,627
Additions	3,927	1,378
Utilization	(2,115)	(1,457)
Translation differences	228	128
Closing balance	5,716	3,676